Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total
Beginning Balance, Shares at Dec. 31, 2015	5,204,517	25
Beginning Balance, Amount at Dec. 31, 2015	$ 13,011,293	$ 2,500,000	$ 30,089,438	$ 8,482,096	$ (45,394)	$ (2,622,777)	$ 51,414,656
Comprehensive income
Net income	0	0	0	5,484,278	0	0	5,484,278
Other comprehensive loss	0	0	0	0	(45,385)	0	(45,385)
Total comprehensive income							5,438,893
Cash dividends declared - common stock	0	0	0	(3,212,092)	0	0	(3,212,092)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(87,500)	0	0	(87,500)
Issuance of common stock, shares	64,536	0
Issuance of common stock, amount	$ 161,340	$ 0	736,220	0	0	0	897,560
Ending Balance, Shares at Dec. 31, 2016	5,269,053	25
Ending Balance, Amount at Dec. 31, 2016	$ 13,172,633	$ 2,500,000	30,825,658	10,666,782	(90,779)	(2,622,777)	54,451,517
Comprehensive income
Net income	0	0	0	6,231,298	0	0	6,231,298
Other comprehensive loss	0	0	0	0	(138,212)	0	(138,212)
Total comprehensive income							6,093,086
Reclassification adjustment for effect of enacted tax law changes	0	0	0	45,106	(45,106)	0	0
Cash dividends declared - common stock	0	0	0	(3,453,884)	0	0	(3,453,884)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(101,563)	0	0	(101,563)
Issuance of common stock, shares	53,267	0
Issuance of common stock, amount	$ 133,167	$ 0	813,531	0	0	0	946,698
Ending Balance, Shares at Dec. 31, 2017	5,322,320	25
Ending Balance, Amount at Dec. 31, 2017	$ 13,305,800	$ 2,500,000	$ 31,639,189	$ 13,387,739	$ (274,097)	$ (2,622,777)	$ 57,935,854